Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue by primary geographical market and major service lines
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table below reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,983	—	—	52	405	627	3,067
Distribution	—	1,375	—	4,434	5,110	—	10,919
System Operator	—	—	3,418	—	—	—	3,418
Other[1]	35	89	19	10	10	147	310
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	17,714
Other revenue
Generation	—	—	—	—	—	373	373
Other[2]	10	4	—	54	36	258	362
Total other revenue	10	4	—	54	36	631	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,405	18,449
1.    The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
2.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business and rental income.
3. Revenue continued
(g) Disaggregation of revenue continued

Geographical split for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	2,018	1,464	3,437	—	—	646	7,565
US	—	—	—	4,496	5,525	128	10,149
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	17,714
Other revenue
UK	10	4	—	—	—	224	238
US	—	—	—	54	36	407	497
Total other revenue	10	4	—	54	36	631	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,405	18,449

Revenue for the year ended 31 March 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
Transmission	1,875	—	—	74	329	316	2,594
Distribution	—	—	—	4,091	4,226	—	8,317
System Operator	—	—	2,076	—	—	—	2,076
Other[2]	67	—	(61)	8	7	76	97
Total IFRS 15 revenue	1,942	—	2,015	4,173	4,562	392	13,084
Other revenue
Generation	—	—	—	—	—	376	376
Other[3]	22	—	3	41	43	96	205
Total other revenue	22	—	3	41	43	472	581
Total revenue from continuing operations	1,964	—	2,018	4,214	4,605	864	13,665

Geographical split for the year ended 31 March 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
UK	1,942	—	2,015	—	—	327	4,284
US	—	—	—	4,173	4,562	65	8,800
Total IFRS 15 revenue	1,942	—	2,015	4,173	4,562	392	13,084
Other revenue
UK	22	—	3	—	—	59	84
US	—	—	—	41	43	413	497
Total other revenue	22	—	3	41	43	472	581
Total revenue from continuing operations	1,964	—	2,018	4,214	4,605	864	13,665
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1, 2 and 10 for further information.
2.    The UK Electricity Transmission other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, principally includes property sales by our UK commercial property business and rental income reported in NGV and Other.
3. Revenue continued
(g) Disaggregation of revenue continued

Revenue for the year ended 31 March 2020	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
Transmission	1,898	—	—	77	348	309	2,632
Distribution	—	—	—	4,114	4,205	—	8,319
System Operator	—	—	1,610	—	—	—	1,610
Other[2]	69	—	94	6	6	51	226
Total IFRS 15 revenue	1,967	—	1,704	4,197	4,559	360	12,787
Other revenue
Generation	—	—	—	—	—	369	369
Other[3]	11	—	12	38	42	101	204
Total other revenue	11	—	12	38	42	470	573
Total revenue from continuing operations	1,978	—	1,716	4,235	4,601	830	13,360

Geographical split for the year ended 31 March 2020	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
UK	1,967	—	1,704	—	—	322	3,993
US	—	—	—	4,197	4,559	38	8,794
Total IFRS 15 revenue	1,967	—	1,704	4,197	4,559	360	12,787
Other revenue
UK	11	—	12	—	—	86	109
US	—	—	—	38	42	384	464
Total other revenue	11	—	12	38	42	470	573
Total revenue from continuing operations	1,978	—	1,716	4,235	4,601	830	13,360
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1, 2 and 10 for further information.
2.    The UK Electricity Transmission other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, principally includes property sales by our UK commercial property business and rental income reported in NGV and Other.